CONCENTRATIONS	6 Months Ended
Dec. 31, 2024
CONCENTRATIONS
CONCENTRATIONS

NOTE 21. CONCENTRATIONS

Credit risk

As of June 30, 2024 and December 31, 2024, approximately ¥90.3 million and ¥ 66.2 million ($9.1 million) of the Company’s cash was on deposit at financial institutions in the PRC, respectively. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥84.4 million and ¥60.4 million ($8.3 million) as of June 30, 2024 and December 31, 2024, respectively. As of June 30, 2024 and December 31, 2024, approximately ¥108.7 million and ¥79.1 million ($10.8 million) of the Company’s cash was on deposit at financial institutions in the Hong Kong, respectively. Per Hong Kong regulations, the maximum insured bank deposit amount is HKD 800,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥105.5 million and ¥76.5 million ($10.5 million) as of June 30, 2024 and December 31, 2024, respectively.

Customer concentration risk

For the six months ended December 31, 2023, CNPC represented 56%, SINOPEC represented 19%, CNOOC represented 15%, and another customer represented 10% of the Company’s total revenue, respectively. At December 31, 2023, CNPC accounted for 34%, SINOPEC represented 14%, CNOOC represented 21%, and another customer accounted for 30% of the Company’s trade accounts receivable, net, respectively.

For the six months ended December 31, 2024, CNPC represented 50%, SINOPEC represented 8%, CNOOC represented 9%, and another customer represented 33% of the Company’s total revenue, respectively. At December 31, 2024, CNPC accounted for 29%, SINOPEC represented 21%, CNOOC represented 9%, and another customer accounted for 40% of the Company’s trade accounts receivable, net, respectively.